Financial Instruments (Details 2) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
1 US dollar [Member]
Financial Instruments [Line Items]
Rate of change %	8.10%	(9.80%)	(1.50%)
Reporting date spot rate	₪ 3.748	₪ 3.467	₪ 3.845
1 euro [Member]
Financial Instruments [Line Items]
Rate of change %	3.30%	2.70%	(4.80%)
Reporting date spot rate	₪ 4.291	₪ 4.153	₪ 4.044
Israeli CPI in points [Member]
Financial Instruments [Line Items]
Rate of change %	0.90%	0.30%	(0.30%)
Reporting date spot rate	₪ 141.26	₪ 140.00	₪ 139.59